Subsequent Events (Details)																1 Months Ended						6 Months Ended
	Sep. 27, 2025 USD ($)	Sep. 27, 2025 CNY (¥)	Sep. 23, 2025 USD ($)	Sep. 23, 2025 CNY (¥)	Sep. 03, 2025 USD ($)	Sep. 03, 2025 CNY (¥)	Aug. 27, 2025 USD ($)	Aug. 27, 2025 CNY (¥)	Aug. 25, 2025 USD ($)	Aug. 25, 2025 CNY (¥)	Jul. 22, 2025 USD ($)	Jul. 22, 2025 CNY (¥)	Jul. 10, 2025 $ / shares	Jan. 30, 2024	Apr. 28, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Aug. 31, 2025 USD ($)	Aug. 31, 2025 CNY (¥)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Nov. 27, 2025	Sep. 29, 2025 USD ($)	Sep. 29, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Sep. 29, 2024	Aug. 30, 2024	Oct. 21, 2023	Apr. 28, 2023 CNY (¥)
Subsequent Events [Line Items]
Repayment of short term loan																						$ 2,369,987	$ 1,719,935
Accounts receivable totaling																						2,480,000					¥ 17,780,000
Repaid amount due to related parties																						$ 580,133	$ 1,038,298
China Minsheng Bank [Member]
Subsequent Events [Line Items]
Loan interest rate																													4.00%
Agricultural Bank of China [Member]
Subsequent Events [Line Items]
Loan interest rate																												3.90%		3.80%
Rural Commercial Bank of Shandong [Member]
Subsequent Events [Line Items]
Loan interest rate															4.10%																4.10%
Maturity date															Apr. 27, 2026
Pledge land use right															$ 4,230,000																¥ 30,850,000
Shenzhen Qianhai WeBank Co., Ltd [Member]
Subsequent Events [Line Items]
Loan interest rate														6.29%
Maturity date														Feb. 01, 2026
Forecast [Member] | China Minsheng Bank [Member]
Subsequent Events [Line Items]
Repayment of short term loan					$ 558,378	¥ 4,000,000	$ 558,378	¥ 4,000,000	$ 139,595	¥ 1,000,000
Forecast [Member] | Agricultural Bank of China [Member]
Subsequent Events [Line Items]
Repayment of short term loan			$ 1,340,108	¥ 9,600,000
Forecast [Member] | Rural Commercial Bank of Shandong [Member]
Subsequent Events [Line Items]
Loan interest rate																								4.35%
Short term loan																									$ 3,489,865	¥ 25,000,000
Loan bears interest rate																									3.20%	3.20%
Pledge land use right																									$ 6,000,000	¥ 43,100,000
Forecast [Member] | Shenzhen Qianhai WeBank Co., Ltd [Member]
Subsequent Events [Line Items]
Monthly payments																$ 19,942	¥ 142,857	$ 19,942	¥ 142,857
Chief Executive Officer [Member]
Subsequent Events [Line Items]
Loan interest rate																						3.30%					3.30%
Maturity date																						Sep. 03, 2026
Accounts receivable totaling																						$ 2.81					¥ 20,116,284
Chief Executive Officer [Member] | Forecast [Member]
Subsequent Events [Line Items]
Repaid amount due to related parties	$ 18,878	¥ 135,235
Subsequent Event [Member]
Subsequent Events [Line Items]
Bid price per share | $ / shares													$ 1
Subsequent Event [Member] | Shenzhen Qianhai WeBank Co., Ltd [Member]
Subsequent Events [Line Items]
Monthly payments																				$ 19,942	¥ 142,857
Yingxuan [Member]
Subsequent Events [Line Items]
Payment to acquire acquisition											$ 405,479	¥ 2,904,692
Yingxuan [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Payment to acquire acquisition											$ 405,479	¥ 2,904,692